DUE TO BANKS AND CORRESPONDENTS, Item Consists of Due to Banks and Correspondents (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	S/ 7,362,734	S/ 4,694,617
COFIDE and FONCODES credit line	4,389,433	4,107,294
Inter-bank funds	324,400	0
Due to banks and correspondents	12,076,567	8,801,911
Interest payable	202,114	135,500
Total	S/ 12,278,681	S/ 8,937,411	[1]	S/ 7,212,946

[1]	See note 3(b).